Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenues received from related parties	$ 2,757	$ 0
Equity-based compensation, including related party	827	608
General and administrative and cost of goods, including related party	$ 3,439	$ 544